Average Annual Total Returns			12 Months Ended		60 Months Ended		120 Months Ended	129 Months Ended	315 Months Ended	333 Months Ended	410 Months Ended
		Feb. 28, 2025	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1],[2]		19.19%		11.70%		10.52%
Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]		8.05%		7.29%		7.14%
MSCI USA All Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA All Cap Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]		23.81%		14.03%		12.65%
MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]		10.71%		8.67%		7.95%
MSCI ACWI IMI Core Real Estate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Core Real Estate Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		3.18%		(0.32%)		3.44%
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		2.00%		(0.03%)		3.20%
MSCI World ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[4]		5.26%		5.64%		5.80%
Performance Inception Date		Apr. 20, 2018
MSCI ACWI ex USA IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[4]		(4.26%)		(5.19%)		(0.88%)
Performance Inception Date		Apr. 20, 2018
Ftse Epra Nareit Global Ex U S Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA NAREIT Global ex US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[4]		(7.04%)		(6.17%)		0.32%
Performance Inception Date		Apr. 20, 2018
THIRD AVENUE VALUE FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Before Taxes
Average Annual Return, Percent			(2.21%)		12.72%		6.79%				10.28%
Performance Inception Date		Nov. 01, 1990
THIRD AVENUE VALUE FUND Institutional Class | MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[2]										8.70%
THIRD AVENUE VALUE FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions
Average Annual Return, Percent			(4.16%)		11.42%		5.17%				8.94%
Performance Inception Date		Nov. 01, 1990
THIRD AVENUE VALUE FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.29%	[5]	10.03%		5.04%				8.63%
Performance Inception Date		Nov. 01, 1990
THIRD AVENUE VALUE FUND Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Before Taxes
Average Annual Return, Percent			(2.46%)		12.43%		6.52%				6.76%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE VALUE FUND Investor Class | MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[2]										10.62%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE VALUE FUND Z Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Z Class Before Taxes
Average Annual Return, Percent			(2.10%)		12.83%						7.48%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE VALUE FUND Z Class | MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[2]										1.90%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Before Taxes
Average Annual Return, Percent			3.56%		8.64%		7.65%			8.54%
Performance Inception Date		Apr. 01, 1997
THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions
Average Annual Return, Percent			1.10%		6.67%		5.35%			7.10%
Performance Inception Date		Apr. 01, 1997
THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.07%		6.66%		5.67%			7.02%
Performance Inception Date		Apr. 01, 1997
THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]									8.83%
Performance Inception Date		Apr. 01, 1997
THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class | MSCI USA All Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA All Cap Index (reflects no deductions for fees, expenses, or taxes)
Performance Inception Date		Apr. 01, 1997
THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class | MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]									9.67%
Performance Inception Date		Apr. 01, 1997
THIRD AVENUE SMALL-CAP VALUE FUND Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Before Taxes
Average Annual Return, Percent			3.33%		8.37%		7.38%			8.81%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE SMALL-CAP VALUE FUND Investor Class | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]									9.46%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE SMALL-CAP VALUE FUND Investor Class | MSCI USA All Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA All Cap Index (reflects no deductions for fees, expenses, or taxes)
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE SMALL-CAP VALUE FUND Investor Class | MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]									10.65%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE SMALL-CAP VALUE FUND Z Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Z Class Before Taxes
Average Annual Return, Percent			3.69%		8.75%					7.68%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE SMALL-CAP VALUE FUND Z Class | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]									6.89%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE SMALL-CAP VALUE FUND Z Class | MSCI USA All Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA All Cap Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]									13.39%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE SMALL-CAP VALUE FUND Z Class | MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[3]									7.85%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		4.41%		4.13%		8.86%
Performance Inception Date		Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class | MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								7.79%
Performance Inception Date		Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.76%		2.92%		2.42%		7.49%
Performance Inception Date		Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.74%		3.23%	[6]	2.97% [6]		7.34%
Performance Inception Date		Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class | MSCI ACWI IMI Core Real Estate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Core Real Estate Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								7.52%
Performance Inception Date		Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								7.87%
Performance Inception Date		Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			14.12%		4.15%		3.87%		6.78%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE REAL ESTATE VALUE FUND Investor Class | MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								10.62%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE REAL ESTATE VALUE FUND Investor Class | MSCI ACWI IMI Core Real Estate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Core Real Estate Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								6.11%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE REAL ESTATE VALUE FUND Investor Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								6.06%
Performance Inception Date		Dec. 31, 2009
THIRD AVENUE REAL ESTATE VALUE FUND Z Class
Prospectus [Line Items]
Average Annual Return, Percent			14.47%		4.51%				3.38%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE REAL ESTATE VALUE FUND Z Class | MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								10.90%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE REAL ESTATE VALUE FUND Z Class | MSCI ACWI IMI Core Real Estate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Core Real Estate Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								2.87%
Performance Inception Date		Mar. 01, 2018
THIRD AVENUE REAL ESTATE VALUE FUND Z Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	[1]								3.36%
Performance Inception Date		Mar. 01, 2018
Third Avenue International Real Estate Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Before Taxes
Average Annual Return, Percent			(5.67%)		1.83%		4.53%	4.29%
Performance Inception Date		Mar. 19, 2014
Third Avenue International Real Estate Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions
Average Annual Return, Percent			(5.99%)		1.18%		3.49%	3.31%
Performance Inception Date		Mar. 19, 2014
Third Avenue International Real Estate Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(2.79%)	[7]	1.38%	[7]	3.24%	3.08%
Performance Inception Date		Mar. 19, 2014
Third Avenue International Real Estate Value Fund Institutional Class | MSCI World ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]							5.06%
Third Avenue International Real Estate Value Fund Institutional Class | MSCI ACWI ex USA IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]							1.38%
Third Avenue International Real Estate Value Fund Institutional Class | Ftse Epra Nareit Global Ex U S Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]							(0.83%)
Third Avenue International Real Estate Value Fund Z Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Z Class Shares Before Taxes
Average Annual Return, Percent			(5.62%)		1.85%			3.04%
Performance Inception Date		Apr. 20, 2018
Third Avenue International Real Estate Value Fund Z Class | MSCI World ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]							5.06%
Third Avenue International Real Estate Value Fund Z Class | MSCI ACWI ex USA IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]							(2.39%)
Third Avenue International Real Estate Value Fund Z Class | Ftse Epra Nareit Global Ex U S Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]							(2.92%)

[1]	Effective October 1, 2024, the Fund’s primary benchmark was changed from the FTSE EPRA/NAREIT Developed Index to the MSCI World Index due to regulatory requirements. The MSCI World Index captures large and mid-cap representation across 23 Developed Markets countries. With 1,395 constituents, the MSCI World Index covers approximately 85% of the free float-adjusted market capitalization in each country. The Fund will also use the MSCI ACWI IMI Core Real Estate Index as a secondary benchmark. The MSCI ACWI IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 23 Developed Markets and 24 Emerging Markets countries engaged in ownership, development and management of specific core property type real estate. The MSCI ACWI IMI Core Real Estate Index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The MSCI World Index, the MSCI ACWI IMI Core Real Estate and the FTSE EPRA/NAREIT Developed Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions. It is not possible to invest directly in an unmanaged index.
[2]	The MSCI World Index is captures large and mid-cap representation across 23 Developed Markets countries. With 1,395 constituents, the MSCI World Index covers approximately 85% of the free float-adjusted market capitalization in each country. The MSCI World Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. It is not possible to invest directly in an unmanaged index.
[3]	Effective October 31, 2024, the Fund’s primary benchmark was changed from the Russell 2000® Value Index to the MSCI USA All Cap Index due to regulatory requirements. The MSCI USA All Cap Index captures broad US equity coverage. The index includes 3,464 constituents across large, mid, small and micro capitalizations, representing about 99% of the US equity universe. The Fund will also use the MSCI USA Small Cap Value Index as a secondary benchmark. The MSCI USA Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across the US equity markets. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI USA All Cap Index, the MSCI USA Small Cap Value Index and the Russell 2000® Value Index are not securities that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions. It is not possible to invest directly in an unmanaged index.
[4]	Effective October 31, 2024, the Fund’s primary benchmark was changed from the FTSE EPRA NAREIT Global ex US Index to the MSCI World ex USA Index due to regulatory requirements. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Market countries, excluding the United States. With 806 constituents, the MSCI World ex USA Index covers approximately 85% of the free float-adjusted market capitalization in each country. The Fund will also use the MSCI ACWI ex US IMI Core Real Estate Index as a secondary benchmark. The MSCI ACWI ex USA IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 22 Developed Markets and 24 Emerging Markets countries engaged in the ownership, development and management of specific core property type real estate. The MSCI ACWI ex USA IMI Core Real Estate Index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The FTSE EPRA NAREIT Global ex US Index is designed to track the performance of listed real estate companies and REITS in both developed and emerging markets. The MSCI World ex USA Index, MSCI ACWI ex USA IMI Core Real Estate Index and the FTSE EPRA NAREIT Global ex USA Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions. It is not possible to invest directly in an unmanaged index.
[5]	The Return After Taxes on Distributions and Sale of Fund Shares is higher than the Return After Taxes on Distributions and Return Before Taxes because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.
[6]	The Return After Taxes on Distributions and Sale of Fund Shares is higher than the Return After Taxes on Distributions because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
[7]	The Return After Taxes on Distributions and Sale of Fund Shares is higher than the Return After Taxes on Distributions and/or Return Before Taxes because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.